Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	$ 4,447
Balance at end of period	8,290	$ 4,447
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	110	110
Net remeasurement due to transfers	9	(10)
New originations or purchases	15	14
Net repayments	(1)	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(37)	(26)
Changes to risk, parameters, and models	228	51
Write-offs	(26)	(31)
Recoveries	1	1
Foreign exchange and other adjustments	3	2
Balance at end of period	302	110
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	1,309	1,171
Balance at beginning of period	1,249
Net remeasurement due to transfers	268	22
New originations or purchases	327	326
Net repayments	(165)	(130)
Derecognition of financial assets (excluding disposals and write-offs)	(199)	(201)
Changes to risk, parameters, and models	1,567	1,086
Write-offs	(1,261)	(1,220)
Recoveries	278	254
Foreign exchange and other adjustments	(12)	1
Balance, including off-balance sheet instruments, at end of period	2,112	1,309
Less: Allowance for off-balance sheet instruments	93	60
Balance at end of period	2,019	1,249
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	1,929	1,740
Balance at beginning of period	1,575
Net remeasurement due to transfers	496	115
New originations or purchases	174	144
Net repayments	(7)	73
Derecognition of financial assets (excluding disposals and write-offs)	(697)	(642)
Changes to risk, parameters, and models	2,725	1,901
Write-offs	(1,720)	(1,699)
Recoveries	306	297
Foreign exchange and other adjustments	(22)
Balance, including off-balance sheet instruments, at end of period	3,184	1,929
Less: Allowance for off-balance sheet instruments	630	354
Balance at end of period	2,554	1,575
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	1,684	1,557
Balance at beginning of period	1,513
Net remeasurement due to transfers	158	28
New originations or purchases	871	451
Net repayments	(174)	(86)
Derecognition of financial assets (excluding disposals and write-offs)	(1,204)	(807)
Changes to risk, parameters, and models	2,888	722
Disposals	(22)	(3)
Write-offs	(430)	(228)
Recoveries	52	57
Foreign exchange and other adjustments	(44)	(7)
Balance, including off-balance sheet instruments, at end of period	3,779	1,684
Less: Allowance for off-balance sheet instruments	364	171
Balance at end of period	3,415	1,513
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	2,122
Balance at end of period	2,544	2,122
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	28	24
Net remeasurement due to transfers	(20)	(16)
New originations or purchases	15	14
Derecognition of financial assets (excluding disposals and write-offs)	(4)	(4)
Changes to risk, parameters, and models	(21)	(18)
Recoveries	1
Balance at end of period	32	28
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	66	35
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(33)	(5)
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage		(2)
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	717	599
Balance at beginning of period	690
Net remeasurement due to transfers	(216)	(149)
New originations or purchases	327	326
Net repayments	(92)	(88)
Derecognition of financial assets (excluding disposals and write-offs)	(95)	(81)
Changes to risk, parameters, and models	(83)	(105)
Foreign exchange and other adjustments	(4)	(1)
Balance, including off-balance sheet instruments, at end of period	595	717
Less: Allowance for off-balance sheet instruments	28	27
Balance at end of period	567	690
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	490	352
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(438)	(121)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(11)	(15)
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	934	819
Balance at beginning of period	732
Net remeasurement due to transfers	(356)	(240)
New originations or purchases	174	144
Net repayments	(35)	92
Derecognition of financial assets (excluding disposals and write-offs)	(145)	(96)
Changes to risk, parameters, and models	(152)	(236)
Foreign exchange and other adjustments	(4)
Balance, including off-balance sheet instruments, at end of period	799	934
Less: Allowance for off-balance sheet instruments	175	202
Balance at end of period	624	732
Stage 1 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	1,000	705
Stage 1 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(598)	(224)
Stage 1 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(19)	(30)
Stage 1 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	736	736
Balance at beginning of period	672
Net remeasurement due to transfers	(94)	(89)
New originations or purchases	871	451
Net repayments	(52)	(9)
Derecognition of financial assets (excluding disposals and write-offs)	(459)	(340)
Changes to risk, parameters, and models	727	(83)
Foreign exchange and other adjustments	(12)	1
Balance, including off-balance sheet instruments, at end of period	1,499	736
Less: Allowance for off-balance sheet instruments	178	64
Balance at end of period	1,321	672
Stage 1 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	255	214
Stage 1 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(459)	(127)
Stage 1 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(14)	(18)
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,579
Balance at end of period	4,902	1,579
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	26	34
Net remeasurement due to transfers	29	6
Net repayments	(1)	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(11)	(5)
Changes to risk, parameters, and models	196	20
Recoveries	(1)
Balance at end of period	205	26
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(65)	(33)
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	46	13
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(14)	(8)
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	417	392
Balance at beginning of period	384
Net remeasurement due to transfers	473	160
Net repayments	(62)	(30)
Derecognition of financial assets (excluding disposals and write-offs)	(73)	(71)
Changes to risk, parameters, and models	698	298
Foreign exchange and other adjustments	(7)	1
Balance, including off-balance sheet instruments, at end of period	1,330	417
Less: Allowance for off-balance sheet instruments	65	33
Balance at end of period	1,265	384
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(473)	(333)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	504	164
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(147)	(164)
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	673	580
Balance at beginning of period	521
Net remeasurement due to transfers	830	314
Net repayments	(7)	3
Derecognition of financial assets (excluding disposals and write-offs)	(174)	(107)
Changes to risk, parameters, and models	1,814	781
Foreign exchange and other adjustments	(20)
Balance, including off-balance sheet instruments, at end of period	2,181	673
Less: Allowance for off-balance sheet instruments	455	152
Balance at end of period	1,726	521
Stage 2 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(970)	(623)
Stage 2 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	673	288
Stage 2 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(638)	(563)
Stage 2 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	740	688
Balance at beginning of period	648
Net remeasurement due to transfers	256	115
Net repayments	(68)	(35)
Derecognition of financial assets (excluding disposals and write-offs)	(503)	(382)
Changes to risk, parameters, and models	1,334	564
Disposals		(3)
Foreign exchange and other adjustments	(4)	1
Balance, including off-balance sheet instruments, at end of period	1,858	740
Less: Allowance for off-balance sheet instruments	152	92
Balance at end of period	1,706	648
Stage 2 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(248)	(210)
Stage 2 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	482	138
Stage 2 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(131)	(136)
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	746
Balance at end of period	844	746
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	56	52
Derecognition of financial assets (excluding disposals and write-offs)	(22)	(17)
Changes to risk, parameters, and models	53	49
Write-offs	(26)	(31)
Recoveries	1	1
Foreign exchange and other adjustments	3	2
Balance at end of period	65	56
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(1)	(2)
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(13)	(8)
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	14	10
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	175	180
Balance at beginning of period	175
Net remeasurement due to transfers	11	11
Net repayments	(11)	(12)
Derecognition of financial assets (excluding disposals and write-offs)	(31)	(49)
Changes to risk, parameters, and models	952	893
Write-offs	(1,261)	(1,220)
Recoveries	278	254
Foreign exchange and other adjustments	(1)	1
Balance, including off-balance sheet instruments, at end of period	187	175
Balance at end of period	187	175
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(17)	(19)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(66)	(43)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	158	179
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	322	341
Balance at beginning of period	322
Net remeasurement due to transfers	22	41
Net repayments	35	(22)
Derecognition of financial assets (excluding disposals and write-offs)	(378)	(439)
Changes to risk, parameters, and models	1,063	1,356
Write-offs	(1,720)	(1,699)
Recoveries	306	297
Foreign exchange and other adjustments	2
Balance, including off-balance sheet instruments, at end of period	204	322
Balance at end of period	204	322
Stage 3 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(30)	(82)
Stage 3 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(75)	(64)
Stage 3 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	657	593
Stage 3 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	208	133
Balance at beginning of period	193
Net remeasurement due to transfers	(4)	2
Net repayments	(54)	(42)
Derecognition of financial assets (excluding disposals and write-offs)	(242)	(85)
Changes to risk, parameters, and models	827	241
Disposals	(22)
Write-offs	(430)	(228)
Recoveries	52	57
Foreign exchange and other adjustments	(28)	(9)
Balance, including off-balance sheet instruments, at end of period	422	208
Less: Allowance for off-balance sheet instruments	34	15
Balance at end of period	388	193
Stage 3 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(7)	(4)
Stage 3 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(23)	(11)
Stage 3 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	$ 145	$ 154